Janus Henderson Flexible Bond Fund Average Annual Total Returns - Class A C S I N R T Shares [Member]		12 Months Ended	60 Months Ended	119 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)		1.35%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	(3.01%)	(0.76%)		0.91%
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	0.03%	(0.46%)		0.74%
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.49%	0.04%		1.28%
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.98%	0.51%		1.72%
Class N | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.10%	0.56%		1.80%
Class R | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.35%	(0.18%)		1.04%
Class T | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.09%)	(0.96%)		0.33%
Class T | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]	1.09%	(0.29%)		0.66%
Class T | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.86%	0.30%		1.55%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.